EMPLOYEE BENEFITS	12 Months Ended
Jun. 30, 2014
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]
NOTE 19 -	EMPLOYEE BENEFITS

The Company contributes to a state pension scheme run by the Chinese government in respect of its employees in China, a central provision fund run by the Singapore government in respect of its employees in Singapore, and an employment provident fund in respect of its employees in Malaysia. The expenses related to these plans were $11,980,634, $15,031,361 and $16,150,214 for the years ended June 30, 2012, 2013 and 2014, respectively. These schemes were accounted for as defined contribution plans.